Information by business segment (Details)	12 Months Ended
Dec. 31, 2020 item segment
Information by business segment
Number of reportable segments | segment	2
Mining
Information by business segment
Number of mines	5
Mining | Peru
Information by business segment
Number of mines	3
Mining | Brazil
Information by business segment
Number of mines	2
Smelting
Information by business segment
Number of operating units	3
Smelting | Peru
Information by business segment
Number of operating units	1
Smelting | Brazil
Information by business segment
Number of operating units	2